Offsets	Oct. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-298851
Initial Filing Date	Sep. 10, 2026
Fee Offset Claimed	$ 17,568.78
Explanation for Claimed Amount	Rule 457(b) offset: The $17,568.78 fee calculated for this amendment is offset against $25,728.03 previously paid in connection with the Registrant's initial Form S-1 filed on September 10, 2026 (File No. 333-298851). The offset is claimed under the concurrent class-increase and class-decrease election described in Offering Note 2. The prior payment is reported as the fee offset source in Table 2 and is not also deducted as Fees Previously Paid in Table 1. No refund is claimed.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Allarity Acquisition Corp
Form or Filing Type	S-1
File Number	333-298851
Filing Date	Sep. 10, 2026
Fee Paid with Fee Offset Source	$ 25,728.03